Consolidated Statements of Changes in Stockholders’ Equity - USD ($)		Common Stock	Preferred Stock	Additional Paid-in Capital	Statutory Reserves	Retained Earnings (Accumulated deficit)	Accumulated Other Comprehensive Income (loss)	Total Jowell Global Ltd. Stockholders' Equity	Noncontrolling interest	Total
Balance at Dec. 31, 2021		$ 2,568	$ 75	$ 40,827,231	$ 394,541	$ (3,036,045)	$ 1,495,081	$ 39,683,451		$ 39,683,451
Balance (in Shares) at Dec. 31, 2021	[1]	1,604,873	46,875
Issuance of Ordinary Shares		$ 781		9,882,459				9,883,240		9,883,240
Issuance of Ordinary Shares (in Shares)	[1]	487,912
Share-based compensation		$ 64		1,847,862				1,847,926		1,847,926
Share-based compensation (in Shares)	[1]	40,000
Capital contributed by minority shareholder									29,776	29,776
Net loss for the year						(11,536,380)		(11,536,380)	4,599	(11,531,781)
Foreign currency translation gain							(2,445,801)	(2,445,801)	(904)	(2,446,705)
Balance at Dec. 31, 2022		$ 3,413	$ 75	52,557,552	394,541	(14,572,425)	(950,720)	37,432,436	33,471	37,465,907
Balance (in Shares) at Dec. 31, 2022	[1]	2,132,785	46,875
Issuance of Ordinary Shares		$ 55		(55)
Issuance of Ordinary Shares (in Shares)	[1]	34,594
Share-based compensation		$ 5		129,685				129,690		129,690
Share-based compensation (in Shares)	[1]	3,096
Capital contributed by minority shareholder									35,297	35,297
Net loss for the year						(11,467,142)		(11,467,142)	(52,791)	(11,519,933)
Foreign currency translation gain							(893,250)	(893,250)	(4,392)	(897,642)
Balance at Dec. 31, 2023		$ 3,473	$ 75	52,687,182	394,541	(26,039,567)	(1,843,970)	25,201,734	11,585	25,213,319
Balance (in Shares) at Dec. 31, 2023	[1]	2,170,475	46,875
Capital contributed by minority shareholder									21,909	21,909
Net loss for the year						(7,964,159)		(7,964,159)	(38,485)	(8,002,644)
Foreign currency translation gain							(323,394)	(323,394)	3,920	(319,474)
Balance at Dec. 31, 2024		$ 3,473	$ 75	$ 52,687,182	$ 394,541	$ (34,003,726)	$ (2,167,364)	$ 16,914,181	$ (1,071)	$ 16,913,110
Balance (in Shares) at Dec. 31, 2024	[1]	2,170,475	46,875

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12).